Submission	Feb. 21, 2025
Submission [Line Items]
Central Index Key	0000858877
Registrant Name	CISCO SYSTEMS, INC.
Registration File Number	333-277109
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES